Statement of Financial Position (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	114,852,852	114,993,864
Restricted Stock, Shares Outstanding	322,352	172,500